Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Cash and restricted cash	$ 1,518	$ 9,219
Convertible loan (see Note 8)	531
Financial assets	2,049	9,219
Financial liabilities:
Financial liabilities carried at amortized cost	3,336	1,177
Credit from others (see Note 13b)	91
Convertible debenture (see Note 13c)	779
Conversion component of convertible debenture (see Note 13c)	277
Financial liabilities	$ 4,483	$ 1,177